Leases - Components of right-of-use assets, short-term lease liabilities and long-term leases liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets	$ 1,252	$ 1,381
Short-term lease liabilities		300
Long-term lease liabilities		1,429
Finance Leases
Right-of-use assets		349
Short-term lease liabilities		70
Long-term lease liabilities		$ 164